Fair values of financial instruments not carried at fair value (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation[1]
	At 30 Jun 2023				At 31 Dec 2022
	Quoted market price Level 1	Using observ-able inputs Level 2	With significant unobserv-able inputs Level 3	Total	Quoted market price Level 1	Using observ-able inputs Level 2	With significant unobserv-able inputs Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	61,318	24,488	2,413	88,219	52,493	24,647	2,738	79,878
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,531	6,900	3,071	16,502	6,183	6,380	3,318	15,881
Derivatives	1,776	200,422	1,466	203,664	2,296	221,205	1,737	225,238
Financial investments	20,426	9,005	1,394	30,825	19,007	8,902	1,447	29,356
Liabilities
Trading liabilities	31,452	13,657	444	45,553	26,258	14,592	415	41,265
Financial liabilities designated at fair value	952	27,674	2,820	31,446	933	23,888	2,461	27,282
Derivatives	1,943	195,647	1,860	199,450	1,744	214,645	2,478	218,867
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 30 Jun 2023
Transfers from Level 1 to Level 2	26	135	—	—	3	—	—
Transfers from Level 2 to Level 1	121	211	—	—	5	—	—

Full year to 31 Dec 2022
Transfers from Level 1 to Level 2	126	1,194	—	—	39	—	—
Transfers from Level 2 to Level 1	189	682	—	—	32	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	84	72	2,904	—	3,060	191	—	—	191
Asset-backed securities	209	292	—	—	501	—	—	—	—
Structured notes	—	—	—	—	—	—	2,820	—	2,820
Derivatives	—	—	—	1,466	1,466	—	—	1,860	1,860
Other portfolios	1,101	2,049	167	—	3,317	253	—	—	253
At 30 Jun 2023	1,394	2,413	3,071	1,466	8,344	444	2,820	1,860	5,124

Private equity including strategic investments	85	59	3,058	—	3,202	104	—	—	104
Asset-backed securities	275	170	78	—	523	—	—	—	—
Structured notes	—	—	—	—	—	—	2,461	—	2,461
Derivatives	—	—	—	1,737	1,737	—	—	2,478	2,478
Other portfolios	1,087	2,509	182	—	3,778	311	—	—	311
At 31 Dec 2022	1,447	2,738	3,318	1,737	9,240	415	2,461	2,478	5,354

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	1,447	2,738	3,318	1,737	415	2,461	2,478
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(2)	37	64	238	(180)	65	408
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	37	—	238	(180)	—	408
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	64	—	—	65	—
– gains/(losses) from financial investments at fair value through other comprehensive income	(2)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	(9)	(33)	(113)	(2)	—	(21)	(7)
– financial investments: fair value gains/(losses)	34	—	—	—	—	—	—
– exchange differences	(43)	(33)	(113)	(2)	—	(21)	(7)
Purchases	48	428	105	—	92	—	—
New issuances	—	—	—	—	2	1,227	—
Sales	(100)	(884)	(231)	—	(142)	(2)	—
Settlements	(16)	(10)	35	(492)	244	(807)	(961)
Transfers out	(87)	(186)	(108)	(95)	(25)	(243)	(141)
Transfers in	113	323	1	80	38	140	83
At 30 Jun 2023	1,394	2,413	3,071	1,466	444	2,820	1,860
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023	—	(6)	(55)	424	(3)	(88)	(473)
– trading income/(expense) excluding net interest income	—	—	—	—	—	—	—
– net income/(expense) from other financial instruments designated at fair value	—	(6)	—	424	(3)	—	(473)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(55)	—	—	(88)	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	1,387	1,344	3,171	1,816	580	2,121	2,454
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(7)	51	47	531	(19)	(450)	12
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	51	—	531	(19)	—	12
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	47	—	—	(450)	—
– gains/(losses) from financial investments at fair value through other comprehensive income	(7)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	(120)	6	152	2	—	10	2
– financial investments: fair value gains/(losses)	(170)	—	—	—	—	—	—
– exchange differences	50	6	152	2	—	10	2
Purchases	289	579	289	—	10	—	—
New issuances	—	—	—	—	3	1,075	—
Sales	(98)	(441)	(212)	—	(71)	(18)	—
Settlements	(52)	(38)	(8)	(369)	(473)	(294)	(380)
Transfers out	(198)	(152)	—	(335)	(5)	(243)	(414)
Transfers in	26	390	23	180	281	356	262
At 30 Jun 2022	1,227	1,739	3,462	1,825	306	2,557	1,936
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2022	—	—	42	748	1	78	2,992
– trading income/(expense) excluding net interest income	—	—	—	748	1	—	2,992
– net income/(expense) from other financial instruments designated at fair value	—	—	42	—	—	78	—

At 1 Jul 2022	1,227	1,739	3,462	1,825	306	2,557	1,936
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	1	(466)	(131)	33	(204)	(188)	711
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(466)	—	33	(204)	—	711
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(131)	—	—	(188)	—
– gains/(losses) from financial investments at fair value through other comprehensive income	1	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	(25)	6	86	1	1	19	15
– financial investments: fair value gains/(losses)	(62)	—	—	—	—	—	—
– exchange differences	37	6	86	1	1	19	15
Purchases	312	1,488	273	—	141	—	—
New issuances	—	—	—	—	4	630	—
Sales	(44)	(275)	(382)	—	(49)	(60)	—
Settlements	(38)	(285)	(43)	(362)	66	(281)	(321)
Transfers out	(1)	(131)	(2)	(138)	(10)	(321)	(168)
Transfers in	15	662	55	378	160	105	305
At 31 Dec 2022	1,447	2,738	3,318	1,737	415	2,461	2,478
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held 31 Dec 2022	—	(5)	7	(183)	1	(48)	(653)
– trading income/(expense) excluding net interest income	—	(5)	—	(183)	1	—	(653)
– net income/(expense) from other financial instruments designated at fair value	—	—	7	—	—	(48)	—

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2023		At 31 Dec 2022
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	15,112	15,116	17,109	17,112
Loans and advances to customers	88,708	87,050	72,614	72,495
Reverse repurchase agreements – non-trading	77,246	77,246	53,949	53,949
Financial investments – at amortised cost	7,490	7,346	3,248	3,192
Liabilities
Deposits by banks	24,567	24,580	20,836	20,900
Customer accounts	229,274	229,278	215,948	215,955
Repurchase agreements – non-trading	47,568	47,568	32,901	32,902
Debt securities in issue	8,605	8,539	7,268	7,256
Subordinated liabilities	14,096	14,420	14,528	14,434

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation[1]
	At 30 Jun 2023				At 31 Dec 2022
	Quoted market price Level 1	Using observ-able inputs Level 2	With significant unobserv-able inputs Level 3	Total	Quoted market price Level 1	Using observ-able inputs Level 2	With significant unobserv-able inputs Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	61,318	24,488	2,413	88,219	52,493	24,647	2,738	79,878
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,531	6,900	3,071	16,502	6,183	6,380	3,318	15,881
Derivatives	1,776	200,422	1,466	203,664	2,296	221,205	1,737	225,238
Financial investments	20,426	9,005	1,394	30,825	19,007	8,902	1,447	29,356
Liabilities
Trading liabilities	31,452	13,657	444	45,553	26,258	14,592	415	41,265
Financial liabilities designated at fair value	952	27,674	2,820	31,446	933	23,888	2,461	27,282
Derivatives	1,943	195,647	1,860	199,450	1,744	214,645	2,478	218,867
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 30 Jun 2023
Transfers from Level 1 to Level 2	26	135	—	—	3	—	—
Transfers from Level 2 to Level 1	121	211	—	—	5	—	—

Full year to 31 Dec 2022
Transfers from Level 1 to Level 2	126	1,194	—	—	39	—	—
Transfers from Level 2 to Level 1	189	682	—	—	32	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	84	72	2,904	—	3,060	191	—	—	191
Asset-backed securities	209	292	—	—	501	—	—	—	—
Structured notes	—	—	—	—	—	—	2,820	—	2,820
Derivatives	—	—	—	1,466	1,466	—	—	1,860	1,860
Other portfolios	1,101	2,049	167	—	3,317	253	—	—	253
At 30 Jun 2023	1,394	2,413	3,071	1,466	8,344	444	2,820	1,860	5,124

Private equity including strategic investments	85	59	3,058	—	3,202	104	—	—	104
Asset-backed securities	275	170	78	—	523	—	—	—	—
Structured notes	—	—	—	—	—	—	2,461	—	2,461
Derivatives	—	—	—	1,737	1,737	—	—	2,478	2,478
Other portfolios	1,087	2,509	182	—	3,778	311	—	—	311
At 31 Dec 2022	1,447	2,738	3,318	1,737	9,240	415	2,461	2,478	5,354

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	1,447	2,738	3,318	1,737	415	2,461	2,478
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(2)	37	64	238	(180)	65	408
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	37	—	238	(180)	—	408
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	64	—	—	65	—
– gains/(losses) from financial investments at fair value through other comprehensive income	(2)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	(9)	(33)	(113)	(2)	—	(21)	(7)
– financial investments: fair value gains/(losses)	34	—	—	—	—	—	—
– exchange differences	(43)	(33)	(113)	(2)	—	(21)	(7)
Purchases	48	428	105	—	92	—	—
New issuances	—	—	—	—	2	1,227	—
Sales	(100)	(884)	(231)	—	(142)	(2)	—
Settlements	(16)	(10)	35	(492)	244	(807)	(961)
Transfers out	(87)	(186)	(108)	(95)	(25)	(243)	(141)
Transfers in	113	323	1	80	38	140	83
At 30 Jun 2023	1,394	2,413	3,071	1,466	444	2,820	1,860
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023	—	(6)	(55)	424	(3)	(88)	(473)
– trading income/(expense) excluding net interest income	—	—	—	—	—	—	—
– net income/(expense) from other financial instruments designated at fair value	—	(6)	—	424	(3)	—	(473)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(55)	—	—	(88)	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	1,387	1,344	3,171	1,816	580	2,121	2,454
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(7)	51	47	531	(19)	(450)	12
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	51	—	531	(19)	—	12
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	47	—	—	(450)	—
– gains/(losses) from financial investments at fair value through other comprehensive income	(7)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	(120)	6	152	2	—	10	2
– financial investments: fair value gains/(losses)	(170)	—	—	—	—	—	—
– exchange differences	50	6	152	2	—	10	2
Purchases	289	579	289	—	10	—	—
New issuances	—	—	—	—	3	1,075	—
Sales	(98)	(441)	(212)	—	(71)	(18)	—
Settlements	(52)	(38)	(8)	(369)	(473)	(294)	(380)
Transfers out	(198)	(152)	—	(335)	(5)	(243)	(414)
Transfers in	26	390	23	180	281	356	262
At 30 Jun 2022	1,227	1,739	3,462	1,825	306	2,557	1,936
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2022	—	—	42	748	1	78	2,992
– trading income/(expense) excluding net interest income	—	—	—	748	1	—	2,992
– net income/(expense) from other financial instruments designated at fair value	—	—	42	—	—	78	—

At 1 Jul 2022	1,227	1,739	3,462	1,825	306	2,557	1,936
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	1	(466)	(131)	33	(204)	(188)	711
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(466)	—	33	(204)	—	711
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(131)	—	—	(188)	—
– gains/(losses) from financial investments at fair value through other comprehensive income	1	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	(25)	6	86	1	1	19	15
– financial investments: fair value gains/(losses)	(62)	—	—	—	—	—	—
– exchange differences	37	6	86	1	1	19	15
Purchases	312	1,488	273	—	141	—	—
New issuances	—	—	—	—	4	630	—
Sales	(44)	(275)	(382)	—	(49)	(60)	—
Settlements	(38)	(285)	(43)	(362)	66	(281)	(321)
Transfers out	(1)	(131)	(2)	(138)	(10)	(321)	(168)
Transfers in	15	662	55	378	160	105	305
At 31 Dec 2022	1,447	2,738	3,318	1,737	415	2,461	2,478
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held 31 Dec 2022	—	(5)	7	(183)	1	(48)	(653)
– trading income/(expense) excluding net interest income	—	(5)	—	(183)	1	—	(653)
– net income/(expense) from other financial instruments designated at fair value	—	—	7	—	—	(48)	—

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2023		At 31 Dec 2022
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	15,112	15,116	17,109	17,112
Loans and advances to customers	88,708	87,050	72,614	72,495
Reverse repurchase agreements – non-trading	77,246	77,246	53,949	53,949
Financial investments – at amortised cost	7,490	7,346	3,248	3,192
Liabilities
Deposits by banks	24,567	24,580	20,836	20,900
Customer accounts	229,274	229,278	215,948	215,955
Repurchase agreements – non-trading	47,568	47,568	32,901	32,902
Debt securities in issue	8,605	8,539	7,268	7,256
Subordinated liabilities	14,096	14,420	14,528	14,434